Consolidated Statements of Stockholders' Equity - USD ($)	Ordinary Shares $0.0001 Par Value Shares	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income	Noncontrolling Interest	Total
Balance at Mar. 31, 2016	$ 1,000	$ 1,053,607	$ 65,331	$ 337,281	$ (3,609)		$ 1,453,610
Balance, shares at Mar. 31, 2016	10,000,000
Net income (loss)				1,713,971			1,713,971
Cumulative translation adjustment					(146,008)		(146,008)
Balance at Mar. 31, 2017	$ 1,000	1,053,607	65,331	2,051,252	(149,617)		3,021,573
Balance, shares at Mar. 31, 2017	10,000,000
Proceeds from sale of Common Stock	$ 142	7,731,129					7,731,271
Proceeds from sale of Common Stock, shares	1,421,393
Capital contributions by owners		145,232					145,232
Net income (loss)				193,131		(67,827)	125,304
Appropriations of retained earnings			368,148	(368,148)
Cumulative translation adjustment					(18,924)	(10,963)	(29,887)
Balance at Mar. 31, 2018	$ 1,142	8,929,968	433,479	1,876,235	(168,541)	(78,790)	11,072,283
Balance, shares at Mar. 31, 2018	11,421,393
Net income (loss)				(1,056,360)		(403,410)	(1,459,770)
Appropriations of retained earnings			156,180	(156,180)
Cumulative translation adjustment					(209,040)	(7,565)	(216,605)
Balance at Mar. 31, 2019	$ 1,142	$ 8,929,968	$ 589,659	$ 663,695	$ (377,581)	$ (489,765)	$ 9,806,883
Balance, shares at Mar. 31, 2019	11,421,393